Related Party Transactions (Details) - A PARADISE ACQUISITION CORP.							1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2025 shares	Sep. 15, 2025 shares	Jul. 31, 2025 USD ($) investor $ / shares shares	May 19, 2025 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) shares	Nov. 09, 2022 USD ($) $ / shares shares	May 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 09, 2022 USD ($)
Related Party Transaction [Line Items]
Due to related party | $								$ 53,240	$ 18,896	$ 0
A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)				5,750,000			5,750,000
Paid amount | $				$ 25,000			$ 25,000
Number of investors that purchased private placement units | investor			5
Exceeds price per share (in dollars per share) | $ / shares								$ 12	$ 12
Trading days								20 days	20 days
Borrowings | $								$ 0	$ 0
Convertible, Workiva Capital Loans | $									$ 1,500,000
Forfeiture of Class B ordinary shares		1,000,000
Period In Which Sponsor Has Agreed Not To Sell Founder Shares						6 months		6 months
Non-voting private placement units | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)			130,000					130,000
Shares issued | $			$ 1,300,000					$ 1,300,000
Exceeds price per share (in dollars per share) | $ / shares			$ 10					$ 10
Non-voting sponsor investors | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)	1,368,421
Business combination | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Price per unit (in dollars per share) | $ / shares								$ 10	$ 10
Exceeds price per share (in dollars per share) | $ / shares			10
Trading days								30 days	30 days
Trading days | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Trading days						20 days		20 days
Sponsor
Related Party Transaction [Line Items]
Shares issued | $					$ 25,000
Repurchased shares (in shares)					3,737,500
Initial shares amount | $					$ 25,000
Sponsor | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued | $					$ 25,000
Repurchased shares (in shares)					3,737,500
Initial shares amount | $					$ 25,000
Price per unit (in dollars per share) | $ / shares				$ 0.003			$ 0.003
Exceeds price per share (in dollars per share) | $ / shares			$ 10						$ 10
Trading days						30 days		30 days
Sponsor | Non-voting sponsor investors | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)			1,368,421					1,368,421
Related Party | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Promissory note | $						$ 300,000		$ 0	$ 0	235,806	$ 300,000
Due to related party | $								$ 0	$ 57,922	$ 0
Founder shares
Related Party Transaction [Line Items]
Shares issued (in shares)					5,750,000
Founder shares | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)				7,666,667	5,750,000		7,666,667
Repurchased shares (in shares)					5,750,000
Initial shares amount | $				$ 25,000			$ 25,000
Forfeiture shares (in shares)				1,000,000			1,000,000
Forfeiture of Class B ordinary shares	1,368,421							1,368,421
Class B ordinary shares
Related Party Transaction [Line Items]
Shares issued (in shares)						3,737,500
Shares issued | $						$ 25,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)				5,750,000	5,750,000	3,737,500
Shares issued | $						$ 25,000
Exceeds price per share (in dollars per share) | $ / shares									$ 0.003
Class B ordinary shares | Founder shares | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Shares issued (in shares)				7,666,667
Repurchased shares (in shares)					5,750,000
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Related Party Transaction [Line Items]
Exceeds price per share (in dollars per share) | $ / shares						$ 12		$ 12